Intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	£ 2,060	£ 31
Balance at the end	2,030	2,060
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	1,473
Balance at the end	1,473	1,473
IT software
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	587	31
Balance at the end	557	587
Cost or valuation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	2,155	56
Additions	233	575
Acquired through business combinations		1,524
Balance at the end	2,388	2,155
Cost or valuation | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	1,473
Acquired through business combinations		1,473
Balance at the end	1,473	1,473
Cost or valuation | IT software
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	682	56
Additions	233	575
Acquired through business combinations		51
Balance at the end	915	682
Depreciation and amortisation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	(95)	(25)
Amortisation charge	(263)	(70)
Balance at the end	(358)	(95)
Depreciation and amortisation | IT software
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the beginning	(95)	(25)
Amortisation charge	(263)	(70)
Balance at the end	£ (358)	£ (95)